Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Dividend Received On Treasury Shares Classified As Financing Activities	€ 17	€ 15	€ 3